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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended June 30, 2002

If amended report check here          |_|           Amended Number:  _______

This Amendment (Check only one):      |_|           is a restatement

                                      |_|           adds new holding
                                                    entries.
Century Management
                                       ------------------------------
Name of Institutional Investment Manager

1301 Capital of TX Hwy. Suite B-228           Austin        TX       78746
Business Address     (Street)                 (City)        (State)  (Zip)

13F Number: 28-__________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jim Brilliant                          Vice President           (512)329-0050
Name                                   (Title)                       (Phone)


                                        /s/ Jim Brilliant
                                       ------------------------------
                                        (Manual Signature of Person Duly
                                        Authorized to submit This Report)

                                        August 1, 2002  Austin, Texas
                                       ------------------------------
                                         (Place and Date of Signing)

Report Type:

|X| 13F HOLDINGS REPORT.

|_| 13F NOTICE.

|_| 13F COMBINATION REPORT.


                                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                              --------------

Form 13F Information Table Entry Total:            61
                                              --------------

Form 13F Information Table Value Total:         $318,543
                                              --------------
                                               (thousands)

List of Other Included Managers:

Name and file numbers of ALL institutional Investment Managers with respect to which this schedule is filed (other that the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

***NONE***



                                       FORM 13F

                                  INFORMATION TABLE
                                                                         PAGE 1
ITEM 1                              ITEM 2    ITEM 3   ITEM 4     ITEM 5         ITEM 6             ITEM 7           ITEM 8
                                                        FAIR               INVESTMENT DISCRETION             VOTING AUTHORITY
                                    TITLE              MARKET      SHARE                            OTHER
NAME OF ISSUER                        OF       CUSIP   VALUE      AMOUNT   SOLE  SHARED   NONE     MANAGERS   SOLE   SHARED   NONE
                                    CLASS     NUMBER  (X$1000)    (X100)    (A)   (B)     ( C )                (A)    (B)    ( C )
------------------------------------------------------------------------------------------------------------------------------------
AAR Corp.                           COM       361105      14,967    14,674   SOLE                               X
American Express                    COM       25816109       508       140   SOLE                               X
American Tel & Tel                  COM       1957109        286       267   SOLE                               X
Ampco Pittsburgh                    COM       32037103     4,569     3,807   SOLE                               X
Angelica Corp                       COM       34663104     1,446       841   SOLE                               X
Apogee Enterprises                  COM       37598109        19        13   SOLE                               X
AT&T Wireless                       COM       00209A106       36        62   SOLE                               X
Barrick Gold Corp                   COM       67901108     9,442     4,972   SOLE                               X
Berkshire Hathaway Cl B             COM       084670207    1,311         6   SOLE                               X
Blair Corp                          COM       092828102    2,322       908   SOLE                               X
Cntl Fnd of CDA Cl A                COM       153501101       77       181   SOLE                               X
Corning Inc.                        COM       219350105      182       512   SOLE                               X
CPI Corp.                           COM       125902106   30,184    15,487   SOLE                               X
Crown Pacific Partners LP           COM       228439105    6,974    14,379   SOLE                               X
Cummins Inc.                        COM       231021106    6,592     1,991   SOLE                               X
Donnelly Corp.                      COM       257870105    5,188     1,922   SOLE                               X
Dynamics Research                   COM       268057106    5,166     2,137   SOLE                               X
Eastman Kodak                       COM       277461109   15,546     5,330   SOLE                               X
Ethan Allen Interiors               COM       297602104    2,745       788   SOLE                               X
Evans & Sutherland                  COM       299096107    3,428     4,424   SOLE                               X
FedEx Corporation                   COM       31428X106      982       184   SOLE                               X
Flexsteel Inds                      COM       339382103      889       593   SOLE                               X
Gannett Co Inc.                     COM       364730101       82        11   SOLE                               X
Gardner Denver Inc.                 COM       365558105    2,519     1,260   SOLE                               X
Great Lakes Chemical                COM       390568103   20,188     7,621   SOLE                               X
Hancock Fabrics Inc                 COM       409900107       29        16   SOLE                               X
Heinz H J Co                        COM       423074103       74        18   SOLE                               X
Helmerich & Payne                   COM       423452101    3,656     1,024   SOLE                               X
Hubbell Inc. Class B                COM       443510201    4,207     1,232   SOLE                               X
Japan Smaller Capitalization Fund   COM       47109U104    1,027     1,285   SOLE                               X
Knape & Vogt Mfg Co                 COM       498782101      144       116   SOLE                               X
Lawson Products                     COM       520776105    9,517     3,089   SOLE                               X
Layne Christensen Company           COM       521050104    2,716     2,936   SOLE                               X
Learning Tree                       COM       522015106      535       289   SOLE                               X
Lufkin Industries                   COM       549764108      600       208   SOLE                               X
Magnetek Inc.                       COM       559424106       67        67   SOLE                               X
Matrix Services                     COM       576853105   11,450    13,439   SOLE                               X
Maxwell Technologies                COM       577767106   12,365    14,180   SOLE                               X
Maytag Corp.                        COM       578592107    1,320       310   SOLE                               X
MetroLogic Instruments              COM       591676101      944     1,452   SOLE                               X
MTS Systems Corp                    COM       553777103      833       664   SOLE                               X
Myers Industries Inc.               COM       628464109    9,549     5,571   SOLE                               X
Newmont Mining                      COM       651639106    4,709     1,789   SOLE                               X
NS Group Inc.                       COM       628916108    8,045     8,425   SOLE                               X
Parlex Corp.                        COM       701630105    7,032     5,812   SOLE                               X
Phelps Dodge Corp.                  COM       717265102    1,136       276   SOLE                               X
Quintiles Transnational Corp.       COM       748767100       56        44   SOLE                               X
R R Donnelley & Sons                COM       257867101    4,749     1,724   SOLE                               X
Readers Digest Cl B                 COM       755267200   11,307     4,916   SOLE                               X
Regal Beloit                        COM       758750103    4,752     1,955   SOLE                               X
Royce Value Trust                   COM       780910105    4,193     2,534   SOLE                               X
SL Inds Inc.                        COM       784413106      165       220   SOLE                               X
Snap-On Inc                         COM       833034101   13,472     4,538   SOLE                               X
Sonoco Products                     COM       835495102    2,334       824   SOLE                               X
Southwest Gas                       COM       844895102    5,353     2,163   SOLE                               X
TBC Corp.                           COM       872180104       17        11   SOLE                               X
Textron Inc.                        COM       883203101    4,669       996   SOLE                               X
Toys R Us                           COM       892335100   32,534    18,623   SOLE                               X
Trinity Industries Inc.             COM       896522109    6,635     3,202   SOLE                               X
Valmont Industries                  COM       920253101    5,301     2,608   SOLE                               X
X-Rite Inc.                         COM       983857103    7,400     8,696   SOLE                               X
